Description of Business (Tables)	12 Months Ended
Jul. 03, 2022
Accounting Policies [Abstract]
Schedule of summarizes the Company’s centers by country and major brand	The following summarizes the Company’s centers by country and major brand as of the fiscal years ended July 3, 2022 and June 27, 2021:
	July 3, 2022	June 27, 2021
Bowlero	161	133
AMF & other	147	136
Bowlmor	2	14
Total centers in the United States	310	283
Mexico (AMF)	5	6
Canada (AMF and Bowlero)	2	2
Total	317	291